SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Tables)	12 Months Ended
Dec. 31, 2013
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
Supplemental Income Statement

	Year ended December 31,
	2013	2012	2011
Financial income:
Foreign currency translation adjustments	$10	$-	$43
Realized gain on marketable securities	326	689	28
Interest income and amortization/accretion of premium/discount on marketable securities	5	7	38
Dividend on equity marketable securities	160	216	260

	501	912	369
Financial expenses:
Other than temporary impairment of marketable securities	-	-	(336)
Bank charges	(28)	(33)	(45)
Foreign currency translation adjustments	-	(23)	-

	(28)	(56)	(381)

	$473	$856	$(12)